Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Provision and Reversal for the Allowance of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	₩ 12,107	₩ 10,252	₩ 33,208
Reversal	(10,784)	(10,941)	(4,025)
Total	1,323	(689)	29,183
Securities measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	7,094	6,913	17,104
Reversal	(6,251)	(6,433)	(2,547)
Total	843	480	14,557
Loans measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	559	1,039	920
Reversal	(29)	(241)	(3)
Total	530	798	917
Securities measured at amortized cost
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	4,454	2,300	15,184
Reversal	(4,504)	(4,267)	(1,475)
Total	₩ (50)	₩ (1,967)	₩ 13,709